Document and Entity Information	May 15, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Amendment Flag	false
Entity Central Index Key	0000732712
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
2.375% Notes due 2022
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	VZ22A
0.500% Notes due 2022
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.500% Notes due 2022
Trading Symbol	VZ22B
1.625% Notes due 2024
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ24B
4.073% Notes due 2024
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ24C
0.875% Notes due 2025
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ25
3.250% Notes due 2026
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	3.250% Notes due 2026
Trading Symbol	VZ26
1.375% Notes due 2026
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ26B
0.875% Notes due 2027
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ27E
1.375% Notes due 2028
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ28
1.875% Notes due 2029
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ29B
1.250% Notes due 2030
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ30
1.875% Notes due 2030
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ30A
2.625% Notes due 2031
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ31
2.500% Notes due 2031
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ31A
0.875% Notes due 2032
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ32
4.750% Notes due 2034
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	4.750% Notes due 2034
Trading Symbol	VZ34
3.125% Notes due 2035
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ35
3.375% Notes due 2036
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ36A
2.875% Notes due 2038
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ38B
1.500% Notes due 2039
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ39C
3.500% Fixed Rate Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	3.500% Fixed Rate Notes due 2039
Trading Symbol	VZ39D
New York Stock Exchange | Common Stock
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
The NASDAQ Global Select Market | Common Stock
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ